UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22027

                                FUNDVANTAGE TRUST
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              WILMINGTON, DE 19809
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-791-1851


                        Date of fiscal year end: APRIL 30

                    Date of reporting period: APRIL 30, 2009



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Reports to Shareholders are attached herewith.


                         CORVERUS STRATEGIC EQUITY FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

DEAR FELLOW SHAREHOLDER:

The Corverus Strategic Equity Fund was launched on June 19th, 2008. The Fund's inception happened in an unprecedented economic environment characterized by extreme levels of bearish investor sentiment and volatility. Despite the uncertain times, large losses, and sharp rebounds seen in the equity markets, the Fund outperformed its benchmark, the S&P 500, by approximately 2.1% since inception.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The Fund outperformed its benchmark for both the last quarter of 2008 and the first quarter of 2009. Both of these quarters saw market sell-offs that were broad based and not very discriminating. In March 2009, the market rebounded and continued its climb in April. The rebound was led by the outperformance of previously beaten down, lower quality, and economically-sensitive stocks as evidenced by the solid performance of the financial, real estate, and consumer discretionary sectors. The Fund lagged its benchmark in this environment characterized by the outperformance of stocks with the shakiest fundamentals. However for the period from June 2008 to April 2009, the Fund was able to generate over 200 basis points of alpha. This performance was driven by good stock selection in sectors like Financials, Information Technology, Materials, and Energy. On the other hand, sectors like Consumer Staples, Consumer Discretionary, and Health Care lagged their benchmark counterparts. Consistent with high investor risk aversion, most of this period saw stocks with low debt ratios, low betas, and high market capitalizations outperform. The Fund's higher exposure to stocks with this profile allowed it to stay ahead of its benchmark.

INVESTMENT CLIMATE AND OUTLOOK

The economic news continues to paint a dismal landscape. The Federal Reserve's balance sheet has exploded, credit spreads have widened to historic levels, the economy is seeing massive asset deflation, debt is being destroyed in record amounts, unemployment is increasing each month, the financial industry is shrinking radically, and manufacturing activity has slowed sharply. In this economic environment, there is a great deal of uncertainty regarding corporate earnings outlooks for the remainder of the year. Despite all this gloominess, there are some signs that the rate at which the economy is deteriorating may be slowing. Jobless claims may be in the process of at least stabilizing, while retail sales numbers have been better than expected. Other positives include the fact that inflation is down, oil has recovered from its lows signaling worldwide confidence that economic recovery is on the way, home affordability is at a record high, the dollar has rebounded, our trade deficit is shrinking, and credit markets have become much healthier than they were six months ago. In addition, Congress and the Federal Reserve have pumped trillions of dollars into the economy. In the next quarter or two the equity markets can be expected to stay within a trading band that will be determined by the magnitude of the twin investor sentiments of hope and fear. With most pieces of the government's stimulus plan in place, investors' are hoping that the positive impact of those measures will be felt soon. This sentiment will keep the market from trading down to its extreme lows. On the other hand, we feel the negative sentiment resulting from economic data releases that point to the deep recession that is plaguing the economy will prevent the equity markets from moving forward in a consistent manner. Six months from now a clearer consensus may emerge on whether 2010 will be better for the economy than 2009. That may spur investors to look beyond the data and refocus on fundamentals and longer term profitability prospects for companies. But after the epic drama of the past 20 months, sentiment remains fragile and continued high volatility is likely. The bottom line for all of this is that a consistent and disciplined investment process will help us navigate these troubled waters and help our clients reap the rewards of a recovering economy over the next several years. We will continue to adhere to our investment discipline of selecting stocks with reasonable valuations and good earnings visibility. In the long run that is the key to good investment return opportunities.

ISAAC GREEN, CFA
PORTFOLIO MANAGER

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended April 30, 2009 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

                         CORVERUS STRATEGIC EQUITY FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

             Comparison of Change in Value of $10,000 Investment in
  Corverus Strategic Equity Fund vs. Russell 1000(R) Index and S&P 500(R) Index

                               (PERFORMANCE GRAPH)

                       Corverus
                      Strategic
                        Equity                   S&P 500
       Month             Fund     Russell 1000    Index
       -----          ---------   ------------   -------
Inception: 06/20/08     10,000       10,000       10,000
             Jun-08      9,660        9,523        9,157
             Jul-08      9,490        9,413        9,080
             Aug-08      9,570        9,542        9,211
             Sep-08      8,430        8,633        8,390
             Oct-08      7,460        7,126        6,981
             Nov-08      6,950        6,587        6,480
             Dec-08      6,907        6,692        6,549
             Jan-09      6,535        6,146        5,997
             Feb-09      5,943        5,511        5,359
             Mar-09      6,424        5,993        5,828
             Apr-09      6,856        6,599        6,386

                Total Returns for the Period Ended April 30, 2009

                           SINCE
                        INCEPTION*
                        ----------
CLASS I SHARES            -31.44%
S&P 500(R) INDEX          -33.50%
RUSSELL 1000(R) INDEX     -34.01%

*    The Fund commenced operations on June 19, 2008.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(888) 739-1390. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSE RATIO FOR CLASS I SHARES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.17% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. THE ADVISER HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS I SHARES TO 1.00%. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2011, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 180 DAYS OF PURCHASE. A REDUCED REDEMPTION FEE OF 1.00%, CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED (USING STANDARD ROUNDING CRITERIA) APPLIES TO SHARES REDEEMED WITHIN 360 DAYS OF PURCHASE BUT AFTER 181 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE

                         CORVERUS STRATEGIC EQUITY FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX ("S&P 500(R) INDEX") AND THE RUSSELL 1000(R) INDEX. THE S&P 500(R) INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISK, CHARGES AND EXPENSES OF THE CORVERUS STRATEGIC EQUITY FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED AT 1(888) 739-1390 OR VISIT OUR WEBSITE AT www.corverusfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         CORVERUS STRATEGIC EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2009
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from November 1, 2008, through April 30, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            CORVERUS STRATEGIC EQUITY FUND -- CLASS I SHARES
                                           --------------------------------------------------
                                               BEGINNING          ENDING
                                             ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID
                                           NOVEMBER 1, 2008   APRIL 30, 2009   DURING PERIOD*
                                           ----------------   --------------   --------------
Actual                                         $1,000.00         $  919.10          $4.76
Hypothetical (5% return before expenses)        1,000.00          1,019.77           5.02

----------
* Expenses are equal to an annualized expense ratio for the six-month period ended April 30, 2009 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days. The Fund's ending account values on the first line in each table are based on the actual six-month total return for the Fund of (8.09)% for Class I Shares.

                         CORVERUS STRATEGIC EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2009
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                                % of Net
                                                 Assets       Value
                                                --------   ----------
COMMON STOCKS:
   Information Technology ...................     18.7%    $  329,794
   Health Care ..............................     14.3        251,054
   Energy ...................................     12.6        221,467
   Financials ...............................     12.2        215,287
   Consumer Staples .........................     11.5        203,181
   Consumer Discretionary ...................      9.3        163,233
   Industrials ..............................      9.2        162,726
   Telecommunication Services ...............      3.4         58,951
   Utilities ................................      3.3         57,751
   Materials ................................      3.0         52,386
   Other Assets In Excess Of Liabilities ....      2.5         43,151
                                                 -----     ----------
   Net Assets ...............................    100.0%    $1,758,981
                                                 =====     ==========

Portfolio holdings are subject to change at any time.

                         CORVERUS STRATEGIC EQUITY FUND

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2009

                                                          Number of
                                                           Shares        Value
                                                          ---------   ----------
COMMON STOCKS -- 97.5%
CONSUMER DISCRETIONARY -- 9.3%
DIRECTV Group, Inc. (The)* ............................       1,040   $   25,719
Macy's, Inc. ..........................................       2,540       34,747
McDonald's Corp. ......................................         927       49,400
Pulte Homes, Inc. .....................................       2,102       24,194
TJX Cos., Inc. (The) ..................................       1,043       29,173
                                                                      ----------
                                                                         163,233
                                                                      ----------
CONSUMER STAPLES -- 11.5%
Coca-Cola Co. (The) ...................................       1,136       48,905
Colgate-Palmolive Co. .................................         520       30,680
McCormick & Co., Inc. .................................         980       28,861
Procter & Gamble Co. ..................................         805       39,799
Wal-Mart Stores, Inc. .................................       1,090       54,936
                                                                      ----------
                                                                         203,181
                                                                      ----------
ENERGY -- 12.6%
Apache Corp. ..........................................         730       53,188
Chevron Corp. .........................................         940       62,134
Exxon Mobil Corp. .....................................       1,048       69,870
National-Oilwell Varco, Inc.* .........................       1,198       36,275
                                                                      ----------
                                                                         221,467
                                                                      ----------
FINANCIALS -- 12.2%
ACE Ltd. ..............................................         831       38,492
Bank of America Corp. .................................       2,605       23,263
First Horizon National Corp. ..........................       1,547       17,803
JPMorgan Chase & Co. ..................................       1,213       40,029
MetLife, Inc. .........................................       1,692       50,337
Morgan Stanley ........................................       1,064       25,153
Wells Fargo & Co. .....................................       1,010       20,210
                                                                      ----------
                                                                         215,287
                                                                      ----------
HEALTH CARE -- 14.3%
Baxter International, Inc. ............................         680       32,980
Bristol-Myers Squibb Co. ..............................       2,848       54,682
Gilead Sciences, Inc.* ................................         871       39,892
Johnson & Johnson .....................................       1,314       68,801
Medco Health Solutions, Inc.* .........................       1,256       54,699
                                                                      ----------
                                                                         251,054
                                                                      ----------

                                                          Number of
                                                            Shares       Value
                                                          ---------   ----------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- 9.2%
Deere & Co. ...........................................         660   $   27,232
General Electric Co. ..................................       3,767       47,652
Honeywell International, Inc. .........................       1,613       50,342
Norfolk Southern Corp. ................................       1,051       37,500
                                                                      ----------
                                                                         162,726
                                                                      ----------
INFORMATION TECHNOLOGY -- 18.7%
Cisco Systems, Inc.* ..................................       2,673       51,642
Google, Inc., Class A* ................................         147       58,207
International Business Machines Corp. .................         688       71,008
NVIDIA Corp.* .........................................       4,652       53,405
Oracle Corp. ..........................................       3,386       65,485
QUALCOMM, Inc. ........................................         710       30,047
                                                                      ----------
                                                                         329,794
                                                                      ----------
MATERIALS -- 3.0%
Crown Holdings, Inc.* ..................... ...........       1,370       30,208
Freeport-McMoRan Copper & Gold, Inc. ...... ...........         520       22,178
                                                                      ----------
                                                                          52,386
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.4%
Verizon Communications, Inc. ..........................       1,943       58,951
                                                                      ----------
UTILITIES -- 3.3%
FirstEnergy Corp. .....................................       1,412       57,751
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $1,625,140) ...............................                1,715,830
                                                                      ----------
TOTAL INVESTMENTS -- 97.5%
   (Cost $1,625,140) ..................................                1,715,830
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5% .........                   43,151
                                                                      ----------
NET ASSETS -- 100.0% ..................................               $1,758,981
                                                                      ==========

----------
*    Non-income producing.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009

ASSETS
   Investments, at value (Cost $1,625,140) ........................   $1,715,830
   Cash ...........................................................       26,875
   Dividends and interest receivable ..............................        3,122
   Receivable from Investment Adviser .............................       56,919
   Prepaid expenses and other assets ..............................       17,299
                                                                      ----------
      Total assets ................................................    1,820,045
                                                                      ----------
LIABILITIES
   Payable for capital shares redeemed ............................       18,526
   Payable for administration and accounting fees .................       13,181
   Payable for Trustees and officers ..............................        3,869
   Payable for custodian fees .....................................        2,212
   Payable for audit fees .........................................       13,943
   Payable for printing fees ......................................        5,036
   Accrued expenses ...............................................        4,297
                                                                      ----------
      Total liabilities ...........................................       61,064
                                                                      ----------
   NET ASSETS .....................................................   $1,758,981
                                                                      ==========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value .................................   $    2,576
   Paid-in capital ................................................    1,813,056
   Undistributed net investment income ............................        6,277
   Accumulated net realized loss from investments .................     (153,618)
   Net unrealized appreciation on investments .....................       90,690
                                                                      ----------
   Net Assets .....................................................   $1,758,981
                                                                      ==========
CLASS I:
   Shares outstanding .............................................      257,635
                                                                      ----------
   Net asset value, offering and redemption price per share .......   $     6.83
                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 2009*

INVESTMENT INCOME
   Dividends ......................................................   $   16,907
   Interest .......................................................          105
                                                                      ----------
      Total investment income .....................................       17,012
                                                                      ----------
EXPENSES
   Advisory fees (Note 2) .........................................        4,483
   Administration and accounting fees (Note 2) ....................       73,968
   Transfer agent fees (Note 2) ...................................       39,916
   Audit fees .....................................................       25,944
   Custodian fees (Note 2) ........................................       23,971
   Legal fees .....................................................       19,810
   Printing and shareholder reporting fees ........................       16,070
   Registration and filing fees ...................................        6,870
   Trustees' and officers' fees ...................................        6,584
   Other expenses .................................................        1,752
                                                                      ----------
      Total expenses before waivers and reimbursements ............      219,368
      Less: waivers and reimbursements (Note 2) ...................     (212,468)
                                                                      ----------
   Net expenses after waivers and reimbursements ..................        6,900
                                                                      ----------
   Net investment income ..........................................       10,112
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments .............................     (153,618)
   Net change in unrealized appreciation on investments ...........       90,690
                                                                      ----------
   Net realized and unrealized loss on investments ................      (62,928)
                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $  (52,816)
                                                                      ==========

----------
*    The Fund commenced investment operations on June 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE
                                                                   PERIOD ENDED
                                                                 APRIL 30, 2009*
                                                                 ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................................     $   10,112
   Net realized loss from investments ........................       (153,618)
   Net change in unrealized appreciation from investments ....         90,690
                                                                   ----------
   Net decrease in net assets resulting from operations ......        (52,816)
                                                                   ----------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I ...................................................         (4,057)
                                                                   ----------
   Total net investment income ...............................         (4,057)
                                                                   ----------
   Net decrease in net assets from dividends and
      distributions to shareholders ..........................         (4,057)
                                                                   ----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) .....................................      1,815,854
                                                                   ----------
Total increase in net assets .................................      1,758,981
                                                                   ----------
NET ASSETS
   Beginning of period .......................................             --
                                                                   ----------
   End of period .............................................     $1,758,981
                                                                   ==========
   Undistributed net investment income, end of period ........     $    6,277
                                                                   ==========

----------
*    The Fund commenced investment operations on June 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                    CLASS I
                                                                 FOR THE PERIOD
                                                                 JUNE 19, 2008*
                                                               TO APRIL 30, 2009
                                                               -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......................      $ 10.00
Net investment income ......................................         0.08(1)
Net realized and unrealized loss on investments ............        (3.22)
                                                                  -------
Net decrease in net assets resulting from operations .......        (3.14)
                                                                  -------
Dividends to shareholders from:
Net investment income ......................................        (0.03)
                                                                  -------
Net asset value, end of period .............................      $  6.83
                                                                  =======
Total investment return(2) .................................       (31.44)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................      $ 1,759
Ratio of expenses to average net assets ....................         1.00%(4)
Ratio of expenses to average net assets without waivers
   and expense reimbursements ..............................        31.79%(4)
Ratio of net investment income to average net assets .......         1.47%(4)
Portfolio turnover rate ....................................       133.18%(3)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Corverus Strategic Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on June 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of April 30, 2009, Class A Shares had not been issued.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective as of the commencement of investment operations on June 19, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2009

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

                                                 INVESTMENTS
                                                      IN
VALUATION INPUTS                                  SECURITIES
----------------                                 -----------
Level 1 -- Quoted Prices                          $1,715,830
Level 2 -- Other Significant Observable Inputs            --
Level 3 -- Significant Unobservable Inputs                --
                                                  ----------
Total                                             $1,715,830
                                                  ==========

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2009

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Piedmont Investment Advisors, LLC ("Piedmont" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. Piedmont has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions to 1.00% of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation shall remain in effect until April 30, 2011, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the period ended April 30, 2009, investment advisory fees accrued and waived were $4,483 and fees reimbursed by the Adviser were $207,985. At April 30, 2009, $56,919 was due from the Adviser for reimbursement of other expenses.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares. As of April 30, 2009, the Fund's Class A Shares have not been offered.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the fiscal

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2009

period ended April 30, 2009 was $46,250. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the period ended April 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                             PURCHASES      SALES
                            ----------   ----------
Investment Securities ...   $2,863,898   $1,085,140

4. CAPITAL SHARE TRANSACTIONS

     From the commencement of operations on June 19, 2008 to April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                             SHARES      VALUE
                            -------   ----------
Sales ...................   322,879   $2,269,594
Reinvestments ...........       586        4,057
Redemption Fees* ........        --           --
Redemptions .............   (65,830)    (457,797)
                            -------   ----------
Net Increase ............   257,635   $1,815,854
                            =======   ==========

* There is a 2.00% redemption fee that may be charged on shares redeemed within the first 180 days of their acquisition and a 1.00% redemption fee that may be charged on shares redeemed between 181 and 360 days following their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of April 30, 2009, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: New York Life for the Benefit of Retirement Plan Shareholders (94.0%).

5. FEDERAL TAX INFORMATION

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax returns for the current period remain subject to examination by the Internal Revenue Service.

                         CORVERUS STRATEGIC EQUITY FUND

                                 APRIL 30, 2009

     In order to present net asset components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the fiscal period ended April 30, 2009, these adjustments were to increase accumulated net investment income by $222 and decrease paid-in-capital by $222 due to nondeductible expenses. Net investment income, net realized gains and net assets were not affected by these adjustments.

     For the fiscal period ended April 30, 2009, the tax character of distributions paid by the Fund was $4,057 of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, there was $6,277 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     As of April 30, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $1,689,752
                                ----------
Gross unrealized appreciation       77,520
Gross unrealized depreciation      (51,442)
                                ----------
Net unrealized appreciation     $   26,078
                                ==========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended April 30, 2009, the Fund incurred post October capital losses of $83,581 that will be deferred to the fiscal year ended April 30, 2010.

     As of April 30, 2009, the Fund had a capital loss carryforward of $5,425. If not utilized against future capital gains, this capital loss carryforward will expire in 2017.

6. NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities, was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivative instruments and hedging activities are accounted for and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Fund's financial statement disclosures, if any.

     In April 2009, FASB issued FASB Staff Position No. 157-4 ("FSP 157-4"), Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions

                         CORVERUS STRATEGIC EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2009

That Are Not Orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures.

                         CORVERUS STRATEGIC EQUITY FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Corverus Strategic Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Corverus Strategic Equity Fund (the "Fund") at April 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period June 19, 2008 (commencement of operations) through April 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
June 19, 2009

                         CORVERUS STRATEGIC EQUITY FUND

                           SHAREHOLDER TAX INFORMATION
                                  (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal period ended April 30, 2009, the Fund paid $4,057 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     The percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 100%.

     The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 100%.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2009. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2010.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                         CORVERUS STRATEGIC EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 739-1390 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CORVERUS STRATEGIC EQUITY FUND

                          OTHER INFORMATION (CONCLUDED)

                                 PRIVACY NOTICE

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our website.

     If you have questions or comments about our privacy practices, please call us at (888) 739-1390.

                         CORVERUS STRATEGIC EQUITY FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 739-1390.

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S)       TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME                 HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED             FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
------------------------   -----------   ---------------------   ----------------------------   ------------   ----------------
                                                     INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.   Trustee       Shall serve until       Chief Financial Officer of           9        None
Date of Birth: 8/55                      death, resignation or   PNC Global Investment
                                         removal. Trustee        Servicing (U.S.) Inc. from
                                         since 2006.             September 1997 to Present;
                                                                 Director of PFPC
                                                                 Distributors, Inc.

STEPHEN M. WYNNE           Trustee       Shall serve until       Chief Executive Officer of           9        None
Date of Birth: 1/55                      death, resignation or   PNC Global Investment
                                         removal. Trustee        Servicing (U.S.) from March
                                         since 2009.             2008 to present; President,
                                                                 PNC Global Investment
                                                                 Servicing (U.S.) 2003 to
                                                                 2008.

(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, whollyowned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                         CORVERUS STRATEGIC EQUITY FUND

                                   (UNAUDITED)

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S)       TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME                 HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED             FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
------------------------   -----------   ---------------------   ----------------------------   ------------   ----------------
                                                      INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN        Trustee and   Shall serve until       Retired since February 2006;         9        WT Mutual Fund
Date of Birth: 2/49        Chairman of   death, resignation or   Executive Vice President of                   (17 portfolios);
                           the Board     removal. Trustee and    Wilmington Trust Company                      Optimum Fund
                                         Chairman since          from February 1996 to                         Trust (6
                                         2007.                   February 2006; President of                   Portfolios).
                                                                 Rodney Square Management
                                                                 Corporation ("RSMC") from
                                                                 1996 to 2005; Vice President
                                                                 of RSMC 2005 to 2006.

IQBAL MANSUR               Trustee       Shall serve until       University Professor,                9        None
Date of Birth: 6/55                      death, resignation or   Widener University.
                                         removal. Trustee
                                         since 2007.

DONALD J. PUGLISI          Trustee       Shall serve until       Managing Director of Puglisi         9        American
Date of Birth: 8/45                      death, resignation or   & Associates (financial,                      Express
                                         removal. Trustee        administrative and                            Receivables
                                         since 2008.             consulting services) from                     Financing
                                                                 1973 to present; and MBNA                     Corporation II;
                                                                 America Professor of                          BNP US
                                                                 Business Emeritus at the                      Funding L.L.C.;
                                                                 University of Delaware from                   Merrill Lynch
                                                                 2001 to present; and                          Mortgage
                                                                 Commissioner, The State of                    Investors, Inc.;
                                                                 Delaware Public Service                       and SDG&E
                                                                 Commission from 1997 to                       Funding LLC
                                                                 2004.

                         CORVERUS STRATEGIC EQUITY FUND

                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

                                                     TERM OF OFFICE
        NAME             POSITION(S) HELD            AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
  AND DATE OF BIRTH         WITH TRUST                TIME SERVED                            FOR PAST FIVE YEARS
--------------------   -------------------   -----------------------------   --------------------------------------------------
                                                       EXECUTIVE OFFICERS

JOEL L. WEISS          President and Chief   Shall serve until death,        Vice President and Managing Director of PNC Global
Date of Birth: 1/63    Executive Officer     resignation or removal.         Investment Servicing (U.S.) Inc. since 1993.
                                             Officer since 2007.

JAMES G. SHAW          Treasurer and Chief   Shall serve until death,        Vice President of PNC Global Investment Servicing
Date of Birth: 10/60   Financial Officer     resignation or removal.         (U.S.) Inc. and predecessor firms since 1995.
                                             Officer since 2007.

DAVID C. LEBISKY       Secretary             Shall serve until death,        Vice President in Regulatory Administration of PNC
Date of Birth: 5/72                          resignation or removal.         Global Investment Servicing (U.S.) Inc. since
                                             Officer since 2007.             January 2002.

SALVATORE FAIA         Chief Compliance      Shall serve until death,        President and Founder of Vigilant Compliance
Date of Birth: 12/62   Officer               resignation or removal.         Services since August 15, 2004; Senior Legal
                                             Officer since 2007.             Counsel, PNC Global Investment Servicing (U.S.)
                                                                             Inc., from 2002 to 2004.

INVESTMENT ADVISER
Piedmont Investment Advisors, LLC
411 West Chapel Hill Street
Suite 1100
Durham, NC 27701

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                                 (CORVERUS LOGO)
                              STRATEGIC EQUITY FUND

                              OF FUNDVANTAGE TRUST
                                 Class I Shares

                                  ANNUAL REPORT

                                 April 30, 2009

This report is submitted for the general information of the shareholders of the Corverus Strategic Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Corverus Strategic Equity Fund. Shares of the Corverus Strategic Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                  LATEEF FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 APRIL 30, 2009
                                  (UNAUDITED)

APRIL 30, 2009
DEAR LATEEF FUND SHAREHOLDER,

After the election late last year, 2009 began with the promise of change. Without a doubt, change is necessary to prevent a repeat of the cycle of loose lending practices, excessive leverage and unbridled speculation in many financial institutions which sent world economies into intensive care and burdened taxpayers with trillions of emergency care costs. We have been asked, given the severity of the economic and market turmoil, if we have considered changing how we invest. The very core of our investment process is built on a pragmatic, and we believe, timeless approach, of investing in businesses with long-lasting competitive advantages, offering a product or service that can't be readily duplicated by rivals, reflected by high returns on capital. When we invest with these one-of-a-kind businesses at a low entry price, the compounding of their cash flow and business values, over time, should contribute to wealth creation. In the short-term, especially in an economy and market where sobering headlines contribute to a negative feedback cycle where fear begets more fear and indecision, we remain steadfast in identifying unique companies that are able to thrive and take market share. While we continue to be consistent with our process and people, we are broadening the Fund holdings to the upper end of our 15-25 company range to accommodate more attractive opportunities that we've found on sale.

It has been said that time is the friend of a good business and the enemy of a poor one. From a business standpoint, companies in which the Lateef Fund invested as a group ("invested companies" or "our companies") delivered positive 13% earnings growth in 2008 compared to a decline of 40% for the overall market as measured by the S&P 500 group of companies. Furthermore, our invested companies delivered a return on equity of 21% in 2008 compared to 9% for the S&P
500. All of our companies generated free cash flow which allowed them to fund their own operations without pleading for mercy from lenders or the government. The disconnect between our companies' accomplishment (strong business performance) and reward (corresponding stock prices) that we witnessed in the last 15 months is frustrating, but our experience indicates that this will not endure. While we are gratified with the Fund's relative outperformance to the S&P 500, we trust the market will unleash the coiled springs of valuation in our companies and ultimately their stock prices will match their business performance. Please see the end of the letter for the Fund's performance recap.

In the first quarter of 2009, the S&P 500 declined 11.0%, however the quarter ended on a more positive note as the index gained 8.76% in the month of March - the largest monthly increase in nine years. During March, the market rallied over 20% from its low of March 9 in what was the quickest rally of over 20% since 1938. The S&P 500 continued its rally in April, up 9.57%. Investors were finally relieved to learn the details of the Obama administration's Public-Private Investment Program (PPIP) to clean banks' balance sheets by partnering with private investors to buy up to $1 trillion of toxic assets which have clogged the arteries of banks and the flow of credit. By providing a market for the legacy problem assets, we believe this plan should improve asset values by removing a liquidity discount, increase lending capacity and reduce uncertainty about the magnitude of losses. On April 3rd, the Financial Accounting Standards Board relaxed accounting standards to allow financial institutions more judgment in recognizing an impairment charge for illiquid and distressed assets based more on the ability of the underlying asset to cash flow than based on a market price that is currently distressed. The impact should be to allow banks and insurers more breathing room to avoid dilutive capital injections and raise

                                   LATEEF FUND

                                 APRIL 30, 2009
                                  (UNAUDITED)

confidence in their capital adequacy. The fact that world central banks are in concert with their own extraordinary plans for restoring liquidity will eventually move investors holding a total of $9 trillion in cash as of December 2008, or 75% of the total value of U.S. stocks, back into the market. As was common in past market recoveries we believe, market prices will rebound, as they have in March and April, before the newspaper headlines look brighter.

We would like to discuss where we are finding opportunities today and how we are positioned for a recovery. During the last quarter, we invested in five new companies and sold out of two positions.

A new position for the Fund is Aflac (AFL), which sells supplemental health insurance, predominately cancer and accident and disability. Aflac derives 75% of its business in Japan selling primarily supplemental cancer insurance and the company enjoys 95% renewal rates and an 80% market share in a market that is only 30% penetrated. The Japanese typically have a 30% co-pay for expensive medical treatments and many need to supplement their national healthcare coverage just to afford the co-pay. The company has a 10 year compound annual growth rate in operating earnings of 13%. Operating earnings grew 15% in 2008 and the company has guided to 13-15% growth in 2009. The stock is priced at just 6x consensus earnings estimates for 2009 due to concerns about a possible impairment charge to some preferred investments in European banks which account for just 13% of their total investments. Aflac's investment policy prohibits it from investing assets at cost which it deems "speculative in nature" and as such, does not invest in junk bonds, has no direct exposure to subprime mortgages, and unlike most insurers, has almost no investment in stocks. We are convinced market fears are overblown and are happy to invest in a company Forbes named as America's Best-Managed Company in the insurance category. Although Chairman and CEO Dan Amos achieved his performance goals in 2008, he voluntarily declined his $2.8 million bonus because he was "not comfortable...given the weakness in our share price (from the mid $40s to $20) in (January of) 2009." Contrast his behavior with the entitlement bonuses popular with other CEOs whose companies lost billions.

We bought a new position in ITT Educational Services (ESI), which is a for-profit education company with 62,000 students at 105 campuses in 33 states. We are happy to be able to invest in ITT at 16x expected 2009 earnings. Over the past five and ten years, ITT has grown operating profit at 28% and 26% respectively and we believe they will continue to be a beneficiary as the 65 million working adults in the U.S. who are without a college degree and are motivated to become more employable, especially in the current environment.

Our third new investment is Qualcomm (QCOM) which is a technology company that derives 85% of its operating earnings from royalty income for its patented CDMA technology whereby Qualcomm receives 2-4% of the wholesale price of each CDMA cell phone sold. Currently only 10% of cell phones are 3G (third generation) which include functions beyond voice such as email, internet access and cameras; and only 20% of all cell phones are CDMA. CDMA is a software code that is optimized for data packet transfer which is ideally suited for 3G applications. The competing technology, referred to as GSM, is optimized for voice-only communication. We believe Qualcomm will be a beneficiary of the eventual mix shift to cell phones with enhanced functionality. Last year, the European standard setting body endorsed Qualcomm's CDMA technology over GSM as the standard for all 3G phones. Now every 3G phone in the world will use CDMA. In 2008, Nokia, which has a 40% worldwidecell phone market share, paid Qualcomm $2.5 billion and entered into a 15 year agreement for royalty payments. We believe these endorsements validate Qualcomm's unique status as a tollgate taker on future cell phone sales which will lead to revenue and earnings growth for many years.

                                   LATEEF FUND

                                 APRIL 30, 2009
                                  (UNAUDITED)

Our fourth new investment this year is Suncor Energy, Inc. which is a Canadian integrated oil and gas company with proved and probable reserves of 5 billion barrels. After oil prices peaked at $147/barrel in mid 2008 to below $40/barrel in 2009, Suncor became attractively priced. We believe that Suncor will produce 300,000 barrels/day in 2009 compared to 228,000 barrels/day in 2008 and is positioned for further growth. Suncor is also in the process of acquiring Petro-Canada (PCZ) - a low cost producer, by issuing Suncor stock. We believe this merger will go through and we purchased a half weight in PCZ as it was selling at a significant discount to Suncor's take-out price.

The fifth new investment during the quarter is MasterCard (MA) - the second largest credit card company in the world with over 25,000 financial institution customers and is accepted at more than 25 million locations. Like the Fund's existing position in Visa (V), MasterCard does not have exposure to cardholder credit risk. Instead, they are a toll-gate and collect fees on credit and debit card transactions. We believe MasterCard will benefit from the secular shift of payments from cash to plastic, which should drive volume and revenue growth. The company has net cash of $17.55/share, attractive ROIC (return on invested capital) of 100%, revenue growth of 12-15%, and global diversity with 50% of revenues from outside the U.S.

Liberty Global (LBTYA) and Apollo Group (APOL) were both sold recently due to concerns over deteriorating fundaments and to make room for new names with more conviction.

Lastly, we would like to share with you the results of our analysis represented in the chart below that we find compelling. The chart plots the aggregate market value of all U.S. stocks vs. the GDP of the U.S. Warren Buffett wrote in a FORTUNE article in 2001 that buying stocks is likely to do very well when the percentage relationship falls to 70%-80% area. As you can see, the ratio peaked at 190% in early 2000 and now stands attractively priced in the low 70% range. Stay tuned.

                              (PERFORMANCE GRAPH)

                                      S & P 500
                      Russell 3000   Stock Index
       Month            Aggregate       Inst
-------------------   ------------   -----------
Inception: 09/06/07     10,000.00     10,000.00
           Sep-07       10,365.00     10,374.00
           Oct-07       10,554.68     10,539.05
           Nov-07       10,079.72     10,098.41
           Dec-07       10,018.23     10,028.33
           Jan-08        9,411.13      9,426.83
           Feb-08        9,118.44      9,120.55
           Mar-08        9,064.64      9,081.15
           Apr-08        9,517.88      9,523.40
           May-08        9,712.99      9,646.73
           Jun-08        8,911.67      8,833.51
           Jul-08        8,840.38      8,759.22
           Aug-08        8,977.40      8,885.88
           Sep-08        8,133.53      8,094.06
           Oct-08        6,690.64      6,734.66
           Nov-08        6,162.75      6,251.45
           Dec-08        6,280.46      6,317.97
           Jan-09        5,753.53      5,785.42
           Feb-09        5,150.56      5,169.39
           Mar-09        5,601.74      5,622.23
           Apr-09        6,191.05      6,160.34

SOURCE: LATEEF INVESTMENT MANAGEMENT, L.P.

                                   LATEEF FUND

                                 APRIL 30, 2009
                                  (UNAUDITED)

The Fund was up 8.44% in the last quarter ended April 30, 2009 and -25.93% for the fiscal year ended April 30, 2009, compared to 6.48% and -35.31% for the S&P 500(1) respectively. The annualized, since inception (September 2007) return for the Fund was -19.83% versus the S&P 500's -25.42%(1).

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.


/s/ Lateef Investment Management

Lateef Investment Management

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2009 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

(1) FOR PURPOSES OF THIS LETTER, WE UTILIZE THE INVESTMENT RETURNS FOR THE LATEEF FUND CLASS I SHARES (TICKER: LIMIX). THE ONLY DIFFERENCE IN SHAREHOLDER RETURNS IS THE EXPENSE RATIO, WHICH VARIES BY CLASS OF SHARES. DISCUSSION OF PARTICULAR FUND HOLDINGS IS NOT INTENDED AS A RECOMMENDATION TO BUY, HOLD OR SELL THOSE SECURITIES. THE FUND'S PORTFOLIO COMPOSITION MAY CHANGE AT ANY TIME. VISIT www.lateef.com TO SEE THE FUND'S MOST RECENTLY PUBLISHED TOP 10 HOLDINGS LIST.

                                   LATEEF FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

Comparison of Change in Value of $10,000 Investment in Lateef Fund vs. Russell 3000(R) Index and S&P 500(R) Index

                              (PERFORMANCE GRAPH)

   DATE      CLASS I   CLASS A W/LOAD   CLASS C   RUSSELL 3000   S&P 500
----------   -------   --------------   -------   ------------   -------
09/06/2007    10,000        9,497        10,000      10,000       10,000
09/30/2007    10,060        9,554        10,060      10,365       10,374
10/31/2007    10,590       10,057        10,570      10,555       10,539
11/30/2007    10,400        9,877        10,380       8,080       10,098
12/31/2007    10,298        9,776        10,260      10,018       10,028
01/31/2008     9,987        9,481         9,950       9,411        9,427
02/29/2008     9,527        9,035         9,480       9,118        9,121
03/31/2008     9,107        8,645         9,060       9,065        9,223
04/30/2008     9,377        8,892         9,310       9,518        9,672
05/31/2008     9,297        8,816         9,230       9,713        9,797
06/30/2008     8,376        7,933         8,290       8,912        8,971
07/31/2008     8,406        7,961         8,320       8,840           66
08/31/2008     8,836        8,370         8,740       8,977        9,024
09/30/2008     8,356        7,914         8,260       8,134        8,220
10/31/2008     7,195        6,812         7,090       6,691        6,840
11/30/2008     6,735        6,375         6,630       6,163        6,349
12/31/2008     6,745        6,375         6,630       6,280        6,416
01/31/2009     6,405        6,052         6,280       5,754        5,875
02/28/2009     5,904        5,577         5,780       5,151        5,250
03/31/2009     6,285        5,938         6,150       5,602        5,710
04/30/2009     6,945        6,565         6,810       6,191        6,256

               Total Returns For the Period Ended April 30, 2009

                            QUARTER               SINCE
                              END     1 YEAR   INCEPTION*
                            -------   ------   ----------
CLASS I SHARES               8.44%    -25.93%    -19.83%
CLASS A SHARES (WITH LOAD)   2.98%    -29.85%    -22.52%
CLASS C SHARES               8.44%    -26.85%    -20.78%
RUSSELL 3000(R) INDEX        7.61%    -34.95%    -25.22%
S&P 500(R) INDEX             6.48%    -35.31%    -25.42%

*    Annualized - The Fund commenced operations on September 6, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(866) 499-2151.

THE RETURNS SHOWN FOR CLASS A SHARES REFLECT A DEDUCTION FOR THE MAXIMUM FRONT-END SALES CHARGE OF 5.00%. ALL OF THE FUND'S SHARE-CLASSES APPLY A 2.00% FEE TO THE VALUE OF SHARES REDEEMED WITHIN 120 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.61% FOR CLASS I, 1.86% FOR CLASS A, AND 2.61% FOR CLASS C SHARES, RESPECTIVELY, OF THE FUND'S AVERAGE DAILY NET ASSETS. THESE RATES MAY FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT..

THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500 COMPOSITE PRICE INDEX ("S&P 500") AND THE RUSSELL 3000 INDEX. THE S&P 500 IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 3000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISK, CHARGES AND EXPENSES OF THE LATEEF FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED AT 1-866-499-2151 OR VISIT OUR WEBSITE AT WWW.LATEEF.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                   LATEEF FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2009
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six-month period from November 1, 2008 through April 30, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND

                      FUND EXPENSE DISCLOSURE (CONCLUDED)
                                 APRIL 30, 2009
                                  (UNAUDITED)

                                                                       LATEEF FUND
                                             ---------------------------------------------------------------
                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                                 NOVEMBER 1, 2008          APRIL 30, 2009     DURING PERIOD*
                                             -----------------------   --------------------   --------------
Class I Shares
   Actual                                           $1,000.00               $  965.20             $ 9.79
   Hypothetical (5% return before expenses)          1,000.00                1,014.70              10.09
Class A Shares
   Actual                                           $1,000.00               $  963.70             $11.00
   Hypothetical (5% return before expenses)          1,000.00                1,013.45              11.35
Class C Shares
   Actual                                           $1,000.00               $  960.50             $14.68
   Hypothetical (5% return before expenses)          1,000.00                1,009.63              15.16

----------
* Expenses are equal to an annualized expense ratio for the six-month period ended April 30, 2009 of 2.01%, 2.26%, and 3.02% for Class I, Class A, and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six-month total returns for the Fund of (3.48)%, (3.63)%, and (3.95)% for Class I, Class A, and Class C Shares, respectively.

                                   LATEEF FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2009
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                           % of Net
                                            Assets       Value
                                           --------   -----------
COMMON STOCKS:
   Consumer Services ...................     13.6%    $10,129,369
   Insurance ...........................     12.4       9,224,223
   Information Technology ..............      8.9       6,596,265
   Broadcasting ........................      8.5       6,352,552
   Diversified Financials ..............      7.7       5,754,820
   Oil & Gas ...........................      5.2       3,870,664
   Aerospace & Defense .................      5.0       3,715,962
   Capital Goods .......................      4.8       3,553,977
   Healthcare - Products ...............      4.6       3,439,008
   Education ...........................      4.3       3,188,463
   Retail ..............................      4.2       3,167,213
   Business Services ...................      4.1       3,071,798
   Cosmetics & Personal Care ...........      4.1       3,071,009
   Transportation ......................      2.6       1,934,978
   Outstanding Options Purchased .......      0.1          39,905
   Outstanding Options Written .........     (0.4)       (303,615)
   Other Assets in Excess of
      Liabilities ......................     10.3       7,698,183
                                            -----     -----------
   NET ASSETS ..........................    100.0%    $74,504,774
                                            =====     ===========

----------
Portfolio holdings are subject to change at any time.

                                   LATEEF FUND

                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2009

                                                      Number of
                                                        Shares       Value
                                                      ---------   -----------
COMMON STOCKS -- 90.0%
AEROSPACE & DEFENSE -- 5.0%
Rockwell Collins, Inc.* ...........................      96,896   $ 3,715,962
                                                                  -----------
BROADCASTING -- 8.5%
Scripps Networks Interactive, Inc., Class A .......     111,804     3,067,902
Walt Disney Co. (The) .............................     149,984     3,284,650
                                                                  -----------
                                                                    6,352,552
                                                                  -----------
BUSINESS SERVICES -- 4.1%
Automatic Data Processing, Inc. ...................      87,267     3,071,798
                                                                  -----------
CAPITAL GOODS -- 4.8%
Fastenal Co. ......................................      92,648     3,553,977
                                                                  -----------
CONSUMER SERVICES -- 13.6%
Ecolab, Inc. ......................................      96,901     3,735,533
MasterCard, Inc., Class A .........................      15,224     2,792,843
Visa, Inc., Class A ...............................      55,434     3,600,993
                                                                  -----------
                                                                   10,129,369
                                                                  -----------
COSMETICS & PERSONAL CARE -- 4.1%
Colgate-Palmolive Co. .............................      52,051     3,071,009
                                                                  -----------
DIVERSIFIED FINANCIALS -- 7.7%
Affiliated Managers Group, Inc.#* .................      55,135     3,134,425
NASDAQ OMX Group, Inc. (The)* .....................     136,266     2,620,395
                                                                  -----------
                                                                    5,754,820
                                                                  -----------
EDUCATION -- 4.3%
ITT Educational Services, Inc.* ...................      31,641     3,188,463
                                                                  -----------
HEALTHCARE - PRODUCTS -- 4.6%
DENTSPLY International, Inc. ......................     120,161     3,439,008
                                                                  -----------
INFORMATION TECHNOLOGY -- 8.9%
EMC Corp.* ........................................     259,967     3,257,386
QUALCOMM, Inc. ....................................      78,896     3,338,879
                                                                  -----------
                                                                    6,596,265
                                                                  -----------

                                                      Number of
                                                        Shares       Value
                                                      ---------   -----------
INSURANCE -- 12.4%
Aflac, Inc. .......................................     136,385   $ 3,940,163
Berkshire Hathaway, Inc., Class B* ................       1,724     5,284,060
                                                                  -----------
                                                                    9,224,223
                                                                  -----------
OIL & GAS -- 5.2%
Petro-Canada ......................................      57,254     1,805,219
Suncor Energy, Inc. ...............................      81,445     2,065,445
                                                                  -----------
                                                                    3,870,664
                                                                  -----------
RETAIL -- 4.2%
Costco Wholesale Corp. ............................      65,169     3,167,213
                                                                  -----------
TRANSPORTATION -- 2.6%
Expeditors International of Washington, Inc.# .....      55,747     1,934,978
                                                                  -----------
   TOTAL COMMON STOCKS
      (Cost $81,994,316) ..........................                67,070,301
                                                                  -----------

                                                      Contracts
                                                      ---------
OUTSTANDING OPTIONS PURCHASED -- 0.1%
CALL OPTIONS -- 0.1%
ITT Educational Services, Inc.
   Call Options
   Expires 05/16/09
   Strike Prices $110 .............................         347        39,905
                                                                  -----------
   TOTAL OUTSTANDING OPTIONS PURCHASED
      (Cost $110,009) .............................                    39,905
                                                                  -----------
TOTAL INVESTMENTS -- 90.1%
   (Cost $82,104,325) .............................                67,110,206
                                                                  -----------
OUTSTANDING OPTIONS WRITTEN -- (0.4)%
CALL OPTIONS -- (0.4)%
Affiliated Managers Group, Inc.
   Call Options
   Expires 06/20/09
   Strike Price $55 ...............................         300      (195,000)

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                                 APRIL 30, 2009

                                                      Contracts      Value
                                                      ---------   -----------
Expeditors International of
   Washington, Inc. Call Options
   Expires 06/20/09
   Strike Price $35 ...............................         557   $  (108,615)
                                                                  -----------
                                                                     (303,615)
                                                                  -----------
TOTAL OUTSTANDING OPTIONS WRITTEN
   (Cost $(235,731) ...............................                  (303,615)
                                                                  -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.3% ....                 7,698,183
                                                                  -----------
NET ASSETS -- 100.0% ..............................               $74,504,774
                                                                  ===========

----------
*    Non income producing.

#    A portion of this security is segregated as collateral for options written.

  The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009

ASSETS
   Investments, at value (Cost $82,104,325) .....................   $ 67,110,206
   Cash .........................................................      8,223,332
   Receivable for capital shares sold ...........................        275,695
   Dividends and interest receivable ............................         25,294
   Prepaid expenses and other assets ............................         33,469
                                                                    ------------
      Total assets ..............................................     75,667,996
                                                                    ------------
LIABILITIES
   Options written, at value (premiums received $235,731) .......        303,615
   Payable for capital shares redeemed ..........................        730,404
   Payable to Adviser ...........................................         56,370
   Payable for shareholder services fees ........................          3,525
   Payable for Trustees and officers ............................          1,015
   Payable for custodian fees ...................................          1,242
   Accrued expenses .............................................         67,051
                                                                    ------------
      Total liabilities .........................................      1,163,222
                                                                    ------------
   NET ASSETS ...................................................   $ 74,504,774
                                                                    ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ...............................   $    108,016
   Paid-in capital ..............................................    110,216,907
   Accumulated net realized loss from investments ...............    (20,758,146)
   Net unrealized depreciation on investments ...................    (15,062,003)
                                                                    ------------
      Net Assets ................................................   $ 74,504,774
                                                                    ============
CLASS I:
   Net asset value, offering and redemption price per share
      ($21,507,836 / 3,097,954) .................................   $       6.94
                                                                    ============
CLASS A:
   Net asset value, offering and redemption price per share
      ($34,955,138 / 5,055,270) .................................   $       6.91
                                                                    ============
   Maximum offering price per share (100/95 of $6.91) ...........   $       7.27
                                                                    ============
CLASS C:
   Net asset value, offering and redemption price per share
      ($18,041,800 / 2,648,422) .................................   $       6.81
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 2009

INVESTMENT INCOME
   Dividends ....................................................   $    735,231
   Interest .....................................................        109,676
                                                                    ------------
      Total investment income ...................................        844,907
                                                                    ------------
EXPENSES
   Advisory fees (Note 2) .......................................        810,217
   Transfer agent fees (Note 2) .................................        178,562
   Distribution fees (Class C) (Note 2) .........................        161,215
   Administration and accounting fees (Note 2) ..................        146,194
   Distribution fees (Class A) (Note 2) .........................         91,682
   Registration and filing fees .................................         71,320
   Legal fees ...................................................         69,571
   Trustees' and officers' fees .................................         60,481
   Shareholder servicing fees (Class C) (Note 2) ................         53,738
   Printing and shareholder reporting fees ......................         52,458
   Audit fees ...................................................         26,599
   Custodian transaction and out of pocket fees (Note 2) ........          2,176
   Other expenses ...............................................         51,080
                                                                    ------------
      Total expenses ............................................      1,775,293
                                                                    ------------
   Net investment loss ..........................................       (930,386)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ...........................    (19,986,673)
   Net realized gain from written options .......................         26,502
   Net change in unrealized depreciation on investments .........     (7,635,275)
   Net change in unrealized depreciation on written options .....        (67,884)
                                                                    ------------
   Net realized and unrealized loss on investments ..............    (27,663,330)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(28,593,716)
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE           FOR THE
                                                                     YEAR ENDED       PERIOD ENDED
                                                                   APRIL 30, 2009   APRIL 30, 2008*
                                                                  ---------------   ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
      Net investment loss .....................................    $   (930,386)     $   (182,631)
      Net realized loss from investments and written options ..     (19,960,171)         (796,055)
      Net change in unrealized depreciation from investments
         and written options ..................................      (7,703,159)       (7,358,844)
                                                                   ------------      ------------
      Net decrease in net assets resulting from operations ....     (28,593,716)       (8,337,530)
                                                                   ------------      ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Return of Capital:
      Class I .................................................              --           (15,542)
      Class A .................................................              --           (15,052)
      Class C .................................................              --              (488)
                                                                   ------------      ------------
      Total tax return of capital distributions ...............              --           (31,082)
                                                                   ------------      ------------
      Net decrease in net assets from dividends
         and distributions to shareholders ....................              --           (31,082)
                                                                   ------------      ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ......................................       2,431,481       109,035,621
                                                                   ------------      ------------
Total increase/(decrease) in net assets .......................     (26,162,235)      100,667,009
NET ASSETS
      Beginning of period .....................................     100,667,009                --
                                                                   ------------      ------------
      End of period ...........................................    $ 74,504,774      $100,667,009
                                                                   ============      ============
      Undistributed net investment income (loss),
         end of period ........................................    $         --      $         --
                                                                   ============      ============

----------
*    The Fund commenced investment operations on September 6, 2007.

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                       CLASS I
                                                       ---------------------------------------
                                                                              FOR THE PERIOD
                                                       FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                         APRIL 30, 2009      TO APRIL 30, 2008
                                                       ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............      $   9.37              $ 10.00
Net investment loss ................................         (0.06)(1)               --**
Net realized and unrealized loss on investments ....         (2.37)(1)            (0.62)
                                                          --------              -------
Net decrease in net assets resulting
   from operations .................................         (2.43)               (0.62)
                                                          --------              -------
Dividends to shareholders from:
Tax return of capital ..............................            --                (0.01)
                                                          --------              -------
Net asset value, end of period .....................      $   6.94              $  9.37
                                                          ========              =======
Total investment return(2) .........................        (25.93)%              (6.23)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........      $ 21,508              $26,556
Ratio of expenses to average net assets ............          1.81%                1.80%(4)
Ratio of net investment income to
   average net assets ..............................         (0.77)%               0.00%(4)
Portfolio turnover rate ............................         51.89%               16.00%(3)

----------
*    Commencement of operations.

**   Amount is less than $0.01 per share.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                       CLASS A
                                                       ---------------------------------------
                                                                              FOR THE PERIOD
                                                       FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                         APRIL 30, 2009      TO APRIL 30, 2008
                                                       ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............      $   9.36              $ 10.00
Net investment loss ................................         (0.08)(1)            (0.01)
Net realized and unrealized loss
   on investments ..................................         (2.37)(1)            (0.63)
                                                          --------              -------
Net decrease in net assets resulting from
   operations ......................................         (2.45)               (0.64)
                                                          --------              -------
Dividends to shareholders from:
Tax return of capital ..............................            --                   --**
                                                          --------              -------
Net asset value, end of period .....................      $   6.91              $  9.36
                                                          ========              =======
Total investment return(2) .........................        (26.18)%              (6.37)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........      $ 34,955              $46,944
Ratio of expenses to average net assets ............          2.06%                2.05%(4)
Ratio of net investment income to average
   net assets ......................................         (1.02)%              (0.23)%(4)
Portfolio turnover rate ............................         51.89%               16.00%(3)

----------
*    Commencement of operations.

**   Amount is less than $0.01 per share.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each Class C Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

                                                                       CLASS C
                                                       ---------------------------------------
                                                                              FOR THE PERIOD
                                                       FOR THE YEAR ENDED   SEPTEMBER 6, 2007*
                                                         APRIL 30, 2009      TO APRIL 30, 2008
                                                       ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...............      $   9.31              $ 10.00
Net investment loss ................................         (0.13)(1)            (0.06)
Net realized and unrealized loss
   on investments ..................................         (2.37)(1)            (0.63)
                                                          --------              -------
Net decrease in net assets resulting
   from operations .................................         (2.50)               (0.69)
                                                          --------              -------
Dividends to shareholders from:
Tax return of capital ..............................            --                   --**
                                                          --------              -------
Net asset value, end of period .....................      $   6.81              $  9.31
                                                          ========              =======
Total investment return(2) .........................        (26.85)%              (6.90)%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..........      $ 18,042              $27,167
Ratio of expenses to average net assets ............          2.81%                2.80%(4)
Ratio of net investment income to average
   net assets ......................................         (1.77)%              (0.98)%(4)
Portfolio turnover rate ............................         51.89%               16.00%(3)

----------
*    Commencement of operations.

**   Amount is less than $0.01 per share.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2009

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class I, Class A, and Class C Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge ("CDSC") may be applicable to the purchase of Class A shares made on or after October 10, 2008. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where (i) $1 million or more of Class A shares were purchased without an initial sales charge and (ii) the Fund's principal underwriter, PFPC Distributors, Inc. (the "Underwriter"), paid a commission to the selling broker-dealer for such sale.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

                                   LATEEF FUND

                                 APRIL 30, 2009

     The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

                                                  INVESTMENTS
                                                       IN
VALUATION INPUTS                                   SECURITIES     OTHER*
----------------                                  -----------   ----------
Level 1  -- Quoted Prices                         $67,110,206   $ (303,615)
Level 2  -- Other Significant Observable Inputs            --           --
Level 3  -- Significant Unobservable Inputs                --           --
                                                  -----------   ----------
Total                                             $67,110,206   $ (303,615)
                                                  ===========   ==========

*    Other financial instruments include outstanding options written.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable

                                   LATEEF FUND

                                 APRIL 30, 2009

dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     OPTIONS -- The Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The Fund had transactions in written options for the year ended April 30, 2009 as follows:

                              NUMBER OF
                              CONTRACTS    PREMIUM
                              ---------   ---------
Outstanding, April 30, 2008        --     $      --
Call Options Purchased          1,967       536,057
Call Options Closed              (670)     (202,721)
Call Options Expired             (285)      (46,920)
Call Options Exercised           (155)      (50,685)
                                -----     ---------
Outstanding, April 30, 2009       857     $ 235,731
                                =====     =========

                                   LATEEF FUND

                                 APRIL 30, 2009

     CREDIT RISK AND ASSET CONCENTRATIONS -- The Fund may invest a high percentage of its assets in specific sectors of the market in pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund's average daily net assets of $1 billion and over. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. As of April 30, 2009, investment advisory fees owed to the Adviser were $56,370.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and Dividend Disbursing Agent fees, Custodian fees and Administration Service fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc., and provides certain custodial services to the Fund.

     PFPC Distributors, Inc., (the "Underwriter"), is a member of The PNC Financial Services Group, Inc. and provides principal underwriting services to the Fund.

     The Trust and the Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the fiscal year ended April 30, 2009 was $46,250. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

                                   LATEEF FUND

                                 APRIL 30, 2009

3.   INVESTMENT IN SECURITIES

     For the year ended April 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                              PURCHASES       SALES
                             -----------   -----------
Investment Securities ....   $63,362,302   $36,978,732

4.   CAPITAL SHARE TRANSACTIONS

     For the year ended April 30, 2009 and the period September 6, 2007 (commencement of operations) to April 30, 2008, transactions in capital shares (authorized shares unlimited) were as follows:

                                                                  FOR THE PERIOD
                                     FOR THE YEAR ENDED         SEPTEMBER 6, 2007*
                                       APRIL 30, 2009           TO APRIL 30, 2008
                                 -------------------------   -----------------------
                                   SHARES         VALUE        SHARES       VALUE
                                 ----------   ------------   ---------   -----------
Class I Shares:
   Sales .....................    3,119,040   $ 23,874,185   3,301,988   $33,155,617
   Reinvestments .............           --             --       1,344        14,015
   Redemption Fees** .........           --         13,019          --        16,848
   Redemptions ...............   (2,855,035)   (20,799,416)   (469,383)   (4,497,654)
                                 ----------   ------------   ---------   -----------
   Net Increase ..............      264,005   $  3,087,788   2,833,949   $28,688,826
                                 ==========   ============   =========   ===========
Class A Shares:
   Sales .....................    2,391,927   $ 17,756,648   5,411,595   $54,701,825
   Reinvestments .............           --             --       1,376        14,336
   Redemption Fees** .........           --         20,327          --        32,722
   Redemptions ...............   (2,351,508)   (17,154,783)   (398,120)   (3,800,133)
                                 ----------   ------------   ---------   -----------
   Net Increase ..............       40,419   $    622,192   5,014,851   $50,948,750
                                 ==========   ============   =========   ===========
Class C Shares:
   Sales .....................      688,362   $  5,379,628   3,025,546   $30,429,203
   Reinvestments .............           --             --          45           466
   Redemption Fees** .........           --         12,054          --        17,288
   Redemptions ...............     (956,699)    (6,670,181)   (108,832)   (1,048,912)
                                 ----------   ------------   ---------   -----------
   Net Increase/(Decrease) ...     (268,337)  $ (1,278,499)  2,916,759   $29,398,045
                                 ==========   ============   =========   ===========

*    Commencement of operations.

** There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 120 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                                   LATEEF FUND

                                 APRIL 30, 2009

     As of April 30, 2009, there were no shareholders that held of record or beneficially 10% or more of the outstanding shares of the Fund.

5.   FEDERAL TAX INFORMATION

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax return for the prior period remains subject to examination by the Internal Revenue Service.

     In order to present net asset components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the fiscal year ended April 30, 2009, these adjustments were to decrease accumulated net investment loss and paid-in-capital by $930,386 due to the net investment loss and nondeductible offering costs. Net investment income, net realized gains and net assets were not affected by these adjustments.

     For the fiscal period ended April 30, 2008, the tax character of distributions paid by the Fund was $31,082 return of capital. There were no distributions paid by the Fund for the year ended April 30, 2009. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $ 82,104,325
                                ------------
Gross unrealized appreciation      2,977,809
Gross unrealized depreciation    (17,971,928)
                                ------------
Net unrealized depreciation     $(14,994,119)
                                ============

                                   LATEEF FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2009

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2009, the Fund incurred post October capital losses of $11,304,544 that will be deferred to the fiscal year ended April 30, 2010.

     As of April 30, 2009, the Fund had a capital loss carryforward of $9,453,602. If not utilized against future capital gains, this capital loss carryforward will expire in 2017.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities, was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivative instruments and hedging activities are accounted for and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Fund's financial statement disclosures, if any.

     In April 2009, FASB issued FASB Staff Position No. 157-4 ("FSP 157-4"), Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures.

                                   LATEEF FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Lateef Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lateef Fund (the "Fund") at April 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
June 19, 2009

                                   LATEEF FUND

                           SHAREHOLDER TAX INFORMATION
                                  (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended April 30, 2009, the Fund did not pay any ordinary income dividends or long-term capital gain dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2009. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2010.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                                   LATEEF FUND

                                OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on March 27, 2009, the Board of Trustees (the "Board") of FundVantage Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of an advisory agreement between the Trust and Lateef Investment Management ("Lateef"). In determining whether to approve the agreement, the Trustees considered information provided by Lateef in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Lateef provided regarding (i) the services performed for the Trust and the Lateef Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Lateef Fund, (iv) investment performance of similarly managed accounts, if available, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Lateef Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on Lateef's ability to service the Lateef Fund, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies.

     Lateef provided information regarding its advisory fee and an analysis of its fee in relation to the services to the Lateef Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Lateef Fund and any other ancillary benefit resulting from its relationship with the Trust.

     The Trustees reviewed the services provided to the Lateef Fund by Lateef and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the advisory agreement, that the quality of the services appeared to be consistent with industry norms and that the Lateef Fund is likely to benefit from Lateef's services. They also concluded that Lateef has sufficient personnel, with the appropriate education and experience, to serve the Lateef Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

                                   LATEEF FUND

                          OTHER INFORMATION (CONCLUDED)
                                  (UNAUDITED)

     The Trustees considered the costs and benefits received by Lateef in providing services to the Lateef Fund. The Trustees concluded that Lateef's fees derived from its relationship with the Trust in light of the Lateef Fund's expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Lateef Fund was reasonable, taking into account the projected growth and size of the Lateef Fund and the quality of services provided by Lateef.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Lateef Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Lateef Fund for the benefit of fund shareholders.

     In voting to approve the renewal of the advisory agreement between the Trust and Lateef, the Board considered all relevant factors and the information presented to the Board by Lateef. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the renewal of the advisory agreement between the Trust and Lateef would be in the best interests of the Lateef Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the renewal of the advisory agreement between the Trust and Lateef.

                                   LATEEF FUND

                                 PRIVACY NOTICE

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our website.

     If you have questions or comments about our privacy practices, please call us at (866) 499-2151.

                                   LATEEF FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (866) 499-2151.

                                                                                                     NUMBER OF
                                                                                                     FUNDS IN
                                                TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME            POSITION(S) HELD    AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH        WITH TRUST             SERVED               FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
    -----------------     ----------------  ---------------------  ------------------------------  ------------  -------------------
                                                       INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.     Trustee        Shall serve until      Chief Financial Officer of PNC        9       None
Date of Birth: 8/55                         death, resignation     Global Investment Servicing
                                            or removal. Trustee    (U.S.) Inc. from September
                                            since 2006.            1997 to Present; Director of
                                                                   PFPC Distributors, Inc.

STEPHEN M. WYNNE             Trustee        Shall serve until      Chief Executive Officer of PNC        9       None
Date of Birth: 1/55                         death, resignation     Global Investment Servicing
                                            or removal. Trustee    (U.S.) from March 2008 to
                                            since 2009.            present; President, PNC Global
                                                                   Investment Servicing (U.S.)
                                                                   2003 to 2008.

(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                                   LATEEF FUND

                                   (UNAUDITED)

                                                                                                     NUMBER OF
                                                                                                     FUNDS IN
                                                TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME            POSITION(S) HELD    AND LENGTH OF TIME       PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH        WITH TRUST             SERVED               FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
    -----------------     ----------------  ---------------------  ------------------------------  ------------  -------------------
                                                        INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN       Trustee and       Shall serve until      Retired since February 2006;          9       WT Mutual Fund
Date of Birth: 2/49       Chairman of       death, resignation or  Executive Vice President of                   (17 portfolios);
                          the Board         removal. Trustee and   Wilmington Trust Company from                 Optimum Fund
                                            Chairman since         February 1996 to February                     Trust (6
                                            2007.                  2006; President of Rodney                     Portfolios).
                                                                   Square Management Corporation
                                                                   ("RSMC") from 1996 to 2005;
                                                                   Vice President of RSMC 2005 to
                                                                   2006.

IQBAL MANSUR              Trustee           Shall serve until      University Professor, Widener         9       None
Date of Birth: 6/55                         death, resignation or  University.
                                            removal. Trustee
                                            since 2007.

DONALD J. PUGLISI         Trustee           Shall serve until      Managing Director of Puglisi &        9       American Express
Date of Birth: 8/45                         death, resignation or  Associates (financial,                        Receivables
                                            removal. Trustee       administrative and consulting                 Financing
                                            since 2008.            services) from 1973 to                        Corporation II; BNP
                                                                   present; and MBNA America                     US Funding L.L.C.;
                                                                   Professor of Business Emeritus                Merrill Lynch
                                                                   at the University of Delaware                 Mortgage Investors,
                                                                   from 2001 to present; and                     Inc.; and SDG&E
                                                                   Commissioner, The State of                    Funding LLC
                                                                   Delaware Public Service
                                                                   Commission from 1997 to 2004.

                                   LATEEF FUND

                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

                                                TERM OF OFFICE
          NAME            POSITION(S) HELD    AND LENGTH OF TIME
    AND DATE OF BIRTH        WITH TRUST             SERVED             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS
    -----------------     ----------------  ---------------------  --------------------------------------------------
                                                  EXECUTIVE OFFICERS

JOEL L. WEISS             President and     Shall serve until      Vice President and Managing Director of PNC Global
Date of Birth: 1/63       Chief Executive   death, resignation or  Investment Servicing (U.S.) Inc. since 1993.
                          Officer           removal. Officer
                                            since 2007.

JAMES G. SHAW             Treasurer and     Shall serve until      Vice President of PNC Global Investment Servicing
Date of Birth: 10/60      Chief Financial   death, resignation or  (U.S.) Inc. and predecessor firms since 1995.
                          Officer           removal. Officer
                                            since 2007.

DAVID C. LEBISKY          Secretary         Shall serve until      Vice President in Regulatory Administration of PNC
Date of Birth: 5/72                         death, resignation or  Global Investment Servicing (U.S.) Inc. since
                                            removal. Officer       January 2002.
                                            since 2007.

SALVATORE FAIA            Chief Compliance  Shall serve until      President and Founder of Vigilant Compliance
Date of Birth: 12/62      Officer           death, resignation or  Services since August 15, 2004; Senior Legal
                                            removal. Officer       Counsel, PNC Global Investment Servicing (U.S.)
                                            since 2007.            Inc., from 2002 to 2004.

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                       (LATEEF INVESTMENT MANAGEMENT LOGO)

                                   LATEEF FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class I Shares
                                 Class A Shares
                                 Class C Shares

                                  ANNUAL REPORT

                                 April 30, 2009

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund. Shares of the Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                          WHV INTERNATIONAL EQUITY FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

DEAR WHV INTERNATIONAL EQUITY FUND SHAREHOLDER,

The WHV International Equity Fund, launched on December 19, 2008, is based on a unique investment philosophy grounded in the conviction that superior investment performance depends primarily on investing in the most attractive global economic sectors. This outlook on international equity investing has been the cornerstone of our investment process for over a decade.

During the 1990's, the world's investment landscape evolved from being influenced by regional or country-specific events to an environment defined primarily by two dominant global forces: 1) globalization of the business world by economic sectors and 2) categorization of stocks by sectors rather than by country of origin. Within this changed environment the top-down sector allocation philosophy of the Fund seeks to excel in a variety of investment climates though the selection of focused equity investments in global sectors/industries that are able to capitalize on existing supply and demand imbalances defined by long term Supercyle trends.

The launch of the fund in December of last year took place in the midst of one of the most volatile periods in the global equity markets in our lifetimes. Massive asset write downs by financial institutions led to paralysis in the credit markets and a collapse of global economic activity. In essence, global economic activity slowed dramatically as capital froze.

The current environment appears similar to the 1970's. That decade was characterized by two equity bull markets (1970-1972 and 1975-1980) separated by a vicious bear market (1973-1974). The recent 2003-2007 bull market was similar to the 1970-1972 uptrend while the 2007-2008 meltdown was comparable in severity to the 1973-1974 bear market. The dominant theme during both bull markets of the 1970's was stagflation and the Supercycle market leadership of inflation hedge assets (energy, natural resources and gold). Crude oil skyrocketed from $1.35 per barrel in 1970 to $39.81 in 1980 (+2,848%) due to double digit inflation, the Arab-Israeli war, the Arab oil embargo, the nationalization of Saudi Arabian oil reserves and the Iranian revolution.

Global government policymakers are planting the seeds of the next bubble in combating the current economic deep freeze. The extraordinarily aggressive monetary and fiscal stimulus policies in place around the globe can have the potential to increase the specter of Inflation over the long term. These massive government spending initiatives combined with significantly lower tax receipts equate to multi-trillion dollar government budget deficits which would require enormous sales of new government securities and the printing of paper currency in substantial volumes. The U.S. Federal Reserve Bank has embarked on a strategy of debt monetization by purchasing a wide range of assets ranging from toxic to Treasury securities which would increase the money supply and create long-term inflationary pressures.

While there is no guarantee of history repeating itself, the next bull market may be similar to the 1975-1980 uptrend which was led by assets that benefited from rising inflation. WHV expects global investors would tend to prefer real or tangible assets in an era of paper money and government debt proliferation. The WHV International Equity portfolio has significant equity exposure in the economic sectors that have historically benefited from rising Inflation: Energy and Materials (Natural Resources).

                          WHV INTERNATIONAL EQUITY FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2009
                                   (UNAUDITED)

In this challenging environment the WHV International Equity Fund has generated a 24.40% return during the period beginning December 22, 2008 through April 30, 2009. This is compared to the overall international equity market, as defined by the MSCI EAFE Index, declining by 1.66% for the same period. The Fund's outperformance for the period was attributable to its focused investments in the energy and materials sectors.

WHV would like to thank you for your investment in the Fund and we look forward to communicating with you in the future.

Wentworth, Hauser and Violich & Hirayama Investments, LLC (sub-advisor)

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended April 30, 2009 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and they do not guarantee the future performance of the Fund or the markets.

               Total Returns for the Period Ended April 30, 2009

                    SINCE
                  INCEPTION*
                  ----------
CLASS I SHARES      24.40%
MSCI EAFE INDEX     -1.66%

*    The Fund commenced operations on December 19, 2008.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(888) 948-4685 (WHV-INTL). THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSE RATIO FOR CLASS I SHARES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.60% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. THE ADVISER HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS I SHARES TO 1.25%. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2012, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION.

A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 180 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE.

THE FUND EVALUATES ITS PERFORMANCE AS COMPARED TO THAT OF THE MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST), WHICH IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. & CANADA. AS OF JUNE 2009, THE MSCI EAFE INDEX CONSISTED OF THE FOLLOWING 21 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, THE NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND AND THE UNITED KINGDOM.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISK, CHARGES AND EXPENSES OF THE WHV INTERNATIONAL EQUITY FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED AT 1(888) 948-4685 (WHV-INTL).

BECAUSE THE FUND INVESTS IN INTERNATIONAL SECURITIES, IT IS SUBJECT TO THE ADDITIONAL RISK OF INVESTING IN FOREIGN MARKETS AS WELL AS THE RISK OF LOSSES CAUSED BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES. THE FUND MAY ALSO INVEST IN SECURITIES OF COMPANIES OPERATING IN EMERGING MARKET COUNTRIES. SECURITIES OF SUCH COMPANIES MAY BE MORE VOLATILE THAN SECURITIES OF COMPANIES OPERATING IN MORE DEVELOPED MARKETS AND THEREFORE MAY INVOLVE ADDITIONAL RISKS.

                          WHV INTERNATIONAL EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2009
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from December 19, 2008 (date of commencement of operations) through April 30, 2009 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          WHV INTERNATIONAL EQUITY FUND
                                              -----------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT
                                                    VALUE               VALUE        EXPENSES PAID
                                              DECEMBER 19, 2008*   APRIL 30, 2009   DURING PERIOD**
                                              ------------------   --------------   ---------------
Class I Shares
   Actual                                          $1,000.00          $1,244.00          $5.11
   Hypothetical (5% return before expenses)         1,000.00           1,013.62           4.60

----------
*    Commencement of operations.

** Expenses are equal to an annualized expense ratio for the period December 19, 2008 to April 30, 2009 of 1.25% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (133), then divided by 365 to reflect the period. The Fund's ending account value on the first line in the table is based on the actual total return since inception for the Fund of 24.40% for Class I Shares.

                          WHV INTERNATIONAL EQUITY FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2009
                                   (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

                                               % of Net
                                                Assets      Value
                                               --------   --------
COMMON STOCKS:
   Energy Equipment & Services ..............    35.7%    $ 68,162
   Metals & Mining ..........................    16.2       30,939
   Oil, Gas & Consumable Fuels ..............    13.2       25,104
   Chemicals ................................    10.0       19,106
   Food Products ............................     7.5       14,248
   Road & Rail ..............................     5.3       10,073
   Machinery ................................     2.7        5,225
   Electrical Equipment .....................     2.7        5,082
   Insurance ................................     2.4        4,618
   Tobacco ..................................     1.8        3,403
   Beverages ................................     1.8        3,350
   Aerospace & Defense ......................     1.4        2,614
   Pharmaceuticals ..........................     1.3        2,464
   Capital Markets ..........................     1.0        1,841
   Real Estate Management & Development .....     0.9        1,631
   Multi-Utilities ..........................     0.7        1,440
   Liabilities in Excess of Other Assets ....    (4.6)      (8,704)
                                                -----     --------
   NET ASSETS ...............................   100.0%    $190,596
                                                =====     ========

----------
Portfolio holdings are subject to change at any time.

                          WHV INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2009

                                                            Number of
                                                              Shares      Value
                                                            ---------   --------
COMMON STOCKS -- 104.6%
AUSTRALIA -- 4.7%
BHP Billiton Ltd., SP ADR ...............................         185   $  8,905
                                                                        --------
BERMUDA -- 12.9%
Bunge Ltd. ..............................................          60      2,881
Cooper Industries Ltd.,
   Class A ..............................................         155      5,082
Ingersoll-Rand Co. Ltd.,
   Class A ..............................................         240      5,225
Nabors Industries Ltd.* .................................         640      9,734
PartnerRe Ltd. ..........................................          25      1,705
                                                                        --------
                                                                          24,627
                                                                        --------
BRAZIL -- 7.4%
Companhia Vale do Rio Doce,
   ADR ..................................................         545      8,998
Petroleo Brasileiro SA, ADR* ............................         150      5,036
                                                                        --------
                                                                          14,034
                                                                        --------
CANADA -- 26.4%
Agrium, Inc. ............................................          95      4,087
Brookfield Asset Management,
   Inc., Class A ........................................         105      1,631
Canadian National Railway Co. ...........................         125      5,053
Canadian Natural Resources
   Ltd...................................................         165      7,608
Canadian Pacific Railway Ltd. ...........................         140      5,020
Ensign Energy Services, Inc. ............................          10        110
Manulife Financial Corp. ................................         100      1,710
Potash Corp. of Saskatchewan,
   Inc...................................................         145     12,541
Suncor Energy, Inc. .....................................         385      9,764
Talisman Energy, Inc. ...................................         215      2,696
                                                                        --------
                                                                          50,220
                                                                        --------
FRANCE -- 0.6%
AXA SA, SP ADR* .........................................          70      1,203
                                                                        --------
GERMANY -- 1.8%
BASF SE, SP ADR* ........................................          55      1,942
RWE AG, SP ADR* .........................................          20      1,440
                                                                        --------
                                                                           3,382
                                                                        --------
LUXEMBURG -- 3.9%
Tenaris SA, ADR .........................................         300      7,506
                                                                        --------

                                                            Number of
                                                              Shares      Value
                                                            ---------   --------
COMMON STOCKS -- (CONTINUED)
NETHERLANDS -- 5.2%
Core Laboratories NV ....................................          80   $  6,658
Unilever NV, NY Shares ..................................         160      3,166
                                                                        --------
                                                                           9,824
                                                                        --------
NETHERLANDS ANTILLES -- 5.1%
Schlumberger Ltd. .......................................         200      9,798
                                                                        --------
NORWAY -- 0.3%
Yara International ASA, ADR .............................          20        536
                                                                        --------
SWITZERLAND -- 23.0%
Nestle SA, SP ADR* ......................................         160      5,192
Noble Corp. .............................................         350      9,566
Novartis AG, ADR ........................................          65      2,464
Transocean Ltd.* ........................................         185     12,484
UBS AG* .................................................         135      1,841
Weatherford International Ltd.* .........................         740     12,306
                                                                        --------
                                                                          43,853
                                                                        --------
UNITED KINGDOM -- 13.3%
BAE Systems plc, SP ADR* ................................         125      2,614
British American Tobacco plc, SP ADR ....................          70      3,403
Cadbury plc, SP ADR .....................................         100      3,009
Diageo plc, SP ADR ......................................          70      3,350
Rio Tinto plc, SP ADR ...................................          80     13,036
                                                                        --------
                                                                          25,412
                                                                        --------
   TOTAL COMMON STOCKS
      (Cost $163,866) ...................................                199,300
                                                                        --------
   TOTAL INVESTMENTS -- 104.6%
      (Cost $163,866) ...................................                199,300
LIABILITIES IN EXCESS
   OF OTHER ASSETS -- (4.6)% ............................                 (8,704)
                                                                        --------
NET ASSETS -- 100.0% ....................................               $190,596
                                                                        ========

----------
*    Non-income producing.

ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009

ASSETS
   Investments, at value (Cost $163,866) ..........................   $199,300
   Cash ...........................................................     10,155
   Receivable for investments sold ................................      1,381
   Dividends and interest receivable ..............................        910
   Receivable from Investment Adviser .............................     25,113
   Prepaid expenses and other assets ..............................      9,956
                                                                      --------
      Total assets ................................................    246,815
                                                                      --------
LIABILITIES
   Payable for administration and accounting fees .................      8,217
   Payable for Trustees and officers ..............................      3,723
   Payable for custodian fees .....................................        727
   Payable for transfer agent fees ................................      3,472
   Payable for audit fees .........................................     27,000
   Payable for legal fees .........................................      6,493
   Payable for printing fees ......................................      5,999
   Accrued expenses ...............................................        588
                                                                      --------
      Total liabilities ...........................................     56,219
                                                                      --------
      Net Assets ..................................................   $190,596
                                                                      ========
NET ASSETS CONSISTED OF:
      Capital stock, $0.01 par value ..............................   $    153
      Paid-in capital .............................................    154,847
      Undistributed net investment income .........................        988
      Accumulated net realized loss from investments ..............       (826)
      Net unrealized appreciation on investments ..................     35,434
                                                                      --------
      Net Assets ..................................................   $190,596
                                                                      ========
CLASS I:
   Shares outstanding .............................................     15,319
                                                                      --------
   Net asset value, offering and redemption price per share .......   $  12.44
                                                                      ========

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 2009*

INVESTMENT INCOME
   Dividends .......................................................   $  1,736
   Less: foreign taxes withheld ....................................        (42)
   Interest ........................................................          4
                                                                       --------
      Total investment income ......................................      1,698
                                                                       --------
EXPENSES
   Advisory fees (Note 2) ..........................................        568
   Audit fees ......................................................     27,000
   Administration and accounting fees (Note 2) .....................     25,874
   Transfer agent fees (Note 2) ....................................     15,245
   Legal fees ......................................................      8,076
   Printing and shareholder reporting fees .........................      6,000
   Custodian fees (Note 2) .........................................      5,029
   Trustees' and officers' fees ....................................      3,772
   Registration and filing fees ....................................        500
   Other expenses ..................................................      1,200
                                                                       --------
      Total expenses before waivers and reimbursements .............     93,264
      Less: waivers and reimbursements (Note 2) ....................    (92,554)
                                                                       --------
   Net expenses after waivers and reimbursements ...................        710
                                                                       --------
   Net investment income ...........................................        988
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments ..............................       (826)
   Net change in unrealized appreciation on investments ............     35,434
                                                                       --------
   Net realized and unrealized gain from investments ...............     34,608
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $ 35,596
                                                                       ========

----------
*    The Fund commenced investment operations on December 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE
                                                                  PERIOD ENDED
                                                                APRIL 30, 2009*
                                                                ---------------
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ....................................      $    988
   Net realized loss from investments .......................          (826)
   Net change in unrealized appreciation from investments ...        35,434
                                                                   --------
   Net increase in net assets resulting from operations .....        35,596
                                                                   --------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ....................................       155,000
                                                                   --------
Total increase in net assets ................................       190,596
                                                                   --------
NET ASSETS
   Beginning of period ......................................            --
                                                                   --------
   End of period ............................................      $190,596
                                                                   ========
   Undistributed net investment income, end of period .......      $    988
                                                                   ========

----------
*    The Fund commenced investment operations on December 19, 2008.

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period since inception. This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and notes thereto.

                                                                    CLASS I
                                                                FOR THE PERIOD
                                                              DECEMBER 19, 2008*
                                                               TO APRIL 30, 2009
                                                              ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................       $ 10.00
                                                                  -------
Net investment income .....................................          0.07(1)
Net realized and unrealized gain on investments ...........          2.37(1)
                                                                  -------
Net increase in net assets resulting from operations ......          2.44
                                                                  -------
Net asset value, end of period ............................       $ 12.44
                                                                  =======
Total investment return (2) ...............................         24.40%(3)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .................       $   191
Ratio of expenses to average net assets ...................          1.25%(4)
Ratio of expenses to average net assets without waivers and
   expense reimbursements .................................        163.68%(4)
Ratio of net investment income to average net assets ......          1.73%(4)
Portfolio turnover rate ...................................         11.10%(3)

----------
*    Commencement of operations.

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Not annualized.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                          WHV INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The WHV International Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2009, there were three series of the Trust that were operational, including the Fund. The Fund offers separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of April 30, 2009, Class A Shares had not been issued.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. The Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2009

     Effective December 19, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

                                                 INVESTMENTS
                                                      IN
VALUATION INPUTS                                  SECURITIES
----------------                                 -----------
Level 1 -- Quoted Prices                           $199,300
Level 2 -- Other Significant Observable Inputs           --
Level 3 -- Significant Unobservable Inputs               --
                                                   --------
Total                                              $199,300
                                                   ========

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be material.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2009

     FOREIGN CURRENCY TRANSLATION -- Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or deprecation on foreign currencies in the Statements of Operations. For the period ended April 30, 2009, the Fund did not incur any other foreign currency gain or loss.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     CURRENCY RISK -- The Fund invests in securities of foreign issuers, including ADRs. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2009

     FOREIGN SECURITIES MARKET RISK -- Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Wentworth, Hauser and Violich, Inc. ("WHV" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. WHV has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses, excluding taxes, any class-specific expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions to 1.25% of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until April 30, 2012, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the period ended April 30, 2009, investment advisory fees accrued and waived were $568 and fees reimbursed by the Adviser were $73,700. As of April 30, 2009, $25,113 is due from the Adviser for reimbursement of other expenses.

     Hirayama Investments, LLC (the "Sub-Adviser") serves as the sub-adviser to the Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the Fund. Sub-Advisory fees are paid by WHV, not the Fund.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2009

     For the period ended April 30, 2009, PNC voluntarily waived Administrative and transfer agent fees in the amount of $9,144 and $6,763, respectively. For the same period, PFPC Trust voluntarily waived custody fees in the amount of $2,379.

     PFPC Distributors, Inc. (the "Underwriter"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and Underwriter are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares. As of April 30, 2009, the Fund's Class A Shares have not commenced operations.

     The Trustees of the Trust who are not affiliated with PNC receive an annual retainer and out of pocket expenses for meetings attended. The aggregate renumeration paid to the Trustees by the Trust during the fiscal period ended April 30, 2009 was $46,250. Certain employees of PNC are Officers and Trustees of the Trust. They are not compensated by the Fund or the Trust.

3. INVESTMENT IN SECURITIES

     For the period ended April 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                              PURCHASES    SALES
                              ---------   -------
Investment Securities .....    $182,762   $18,070

4. CAPITAL SHARE TRANSACTIONS

     For the period December 19, 2008 (commencement of operations) to April 30, 2009, transactions in capital shares (authorized shares unlimited) were as follows:

                           SHARES     VALUE
                           ------   --------
Class I Shares:
   Sales ...............   15,319   $155,000
   Reinvestments .......       --         --
   Redemption Fees* ....       --         --
   Redemptions .........       --         --
                           ------   --------
   Net Increase ........   15,319   $155,000
                           ======   ========

----------
* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 180 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                          WHV INTERNATIONAL EQUITY FUND

                                 APRIL 30, 2009

     As of April 30, 2009, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund: Jeffery K. Romrell and Robyn M. Romrell as Trustees of the Romrell 2007 Living Trust (65.3%).

5. FEDERAL TAX INFORMATION

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax return for the current period remain subject to examination by the Internal Revenue Service.

     In order to present net asset components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. For the fiscal period ended April 30, 2009, there were no adjustments in the Fund.

     There were no distributions paid by the Fund for the fiscal period ended April 30, 2009. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2009, the Fund had $1,051 of undistributed ordinary income on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2009, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost ................   $164,755
                                    --------
Gross unrealized appreciation ...     38,474
Gross unrealized depreciation ...     (3,929)
                                    --------
Net unrealized appreciation .....   $ 34,545
                                    ========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended April 30, 2009, there were no net foreign currency or capital losses incurred by the Fund after October 31, 2008.

                          WHV INTERNATIONAL EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2009

6. NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities, was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivative instruments and hedging activities are accounted for and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Fund's financial statement disclosures, if any.

     In April 2009, FASB issued FASB Staff Position No. 157-4 ("FSP 157-4"), Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures.

                          WHV INTERNATIONAL EQUITY FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the WHV International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the WHV International Equity Fund (the "Fund") at April 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period December 19, 2008 (commencement of operations) through April 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
June 19, 2009

                          WHV INTERNATIONAL EQUITY FUND

                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal period ended April 30, 2009, the Fund did not pay any ordinary income dividends or long-term capital gain dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2009. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2010.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                          WHV INTERNATIONAL EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 948-4685 (WHV-INTL) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At a meeting held on September 19, 2008, the Board of Trustees (the "Board") of FundVantage Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved (a) an advisory agreement (the " Advisory Agreement") between the Trust, on behalf of the WHV International Equity Fund (the "Fund"), and Wentworth, Hauser and Violich, Inc. ("WHV") and
(b) a sub-advisory agreement (the "Sub-advisory Agreement" and together with the Advisory Agreement, the "Agreements") between WHV and Hirayama Investments, LLC ("Hirayama"). The Sub-advisory Agreement was subsequently ratified at the December 3, 2008 meeting of the Board in order to incorporate certain additional, non-material changes. In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of its portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund,
(iv) investment performance information for other managed accounts, if available, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on WHV's or Hirayama's ability to service the Fund, (ix) compliance with federal securities laws and other regulatory requirements, and
(x) proxy voting policies.

     WHV and Hirayama provided information regarding the proposed advisory fees and an analysis of these fees in relation to the services to the Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees received from the Fund and any other ancillary benefit resulting from its relationship with the Trust.

                          WHV INTERNATIONAL EQUITY FUND

                          OTHER INFORMATION (CONCLUDED)
                                   (UNAUDITED)

     The Trustees reviewed the services to be provided to the Fund by WHV and Hirayama and concluded that the nature, extent and quality of the services to be provided WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and demonstrated their ability to attract and retain qualified personnel.

     The Trustees considered the costs and services to be provided by WHV and Hirayama, the proposed compensation and expected benefits received by WHV and Hirayama in providing services to the Fund, as well as WHV's and Hirayama's anticipated profitability. The Trustees concluded that WHV's and Hirayama's anticipated fees derived from their relationship with the Trust in light of the Fund's estimated total expenses were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by WHV and Hirayama, and the expense limitations agreed to by WHV and Hirayama.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders.

     In voting to approve the Advisory Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, the Board considered all relevant factors and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the Agreements would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the advisory agreement between the Advisory Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama.

                          WHV INTERNATIONAL EQUITY FUND

                                 PRIVACY NOTICE

     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our website.

     If you have questions or comments about our privacy practices, please call us at (888) 948-4685 (WHV-INTL).

                          WHV INTERNATIONAL EQUITY FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)

     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following tables present certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and Officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (888) 948-4685 (WHV-INTL).

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S)       TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME                 HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED             FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
------------------------   -----------   ---------------------   ----------------------------   ------------   ----------------
                                                     INTERESTED TRUSTEES(1)

NICHOLAS M. MARSINI, JR.   Trustee       Shall serve until       Chief Financial Officer of           9        None
Date of Birth: 8/55                      death, resignation or   PNC Global Investment
                                         removal. Trustee        Servicing (U.S.) Inc. from
                                         since 2006.             September 1997 to Present;
                                                                 Director of PFPC
                                                                 Distributors, Inc.

STEPHEN M. WYNNE           Trustee       Shall serve until       Chief Executive Officer of           9        None
Date of Birth: 1/55                      death, resignation or   PNC Global Investment
                                         removal. Trustee        Servicing (U.S.) from March
                                         since 2009.             2008 to present; President,
                                                                 PNC Global Investment
                                                                 Servicing (U.S.) 2003 to
                                                                 2008.


(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                          WHV INTERNATIONAL EQUITY FUND

                                   (UNAUDITED)

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                           POSITION(S)       TERM OF OFFICE                                     FUND COMPLEX         OTHER
          NAME                 HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
    AND DATE OF BIRTH       WITH TRUST        TIME SERVED             FOR PAST FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
------------------------   -----------   ---------------------   ----------------------------   ------------   ----------------
                                                        INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN        Trustee and   Shall serve until       Retired since February 2006;         9        WT Mutual Fund
Date of Birth: 2/49        Chairman of   death, resignation or   Executive Vice President of                   (17 portfolios);
                           the Board     removal. Trustee and    Wilmington Trust Company                      Optimum Fund
                                         Chairman since          from February 1996 to                         Trust (6
                                         2007.                   February 2006; President of                   Portfolios).
                                                                 Rodney Square Management
                                                                 Corporation ("RSMC") from
                                                                 1996 to 2005; Vice President
                                                                 of RSMC 2005 to 2006.

IQBAL MANSUR               Trustee       Shall serve until       University Professor,                9        None
Date of Birth: 6/55                      death, resignation or   Widener University.
                                         removal. Trustee
                                         since 2007.

DONALD J. PUGLISI          Trustee       Shall serve until       Managing Director of Puglisi         9        American
Date of Birth: 8/45                      death, resignation or   & Associates (financial,                      Express
                                         removal. Trustee        administrative and                            Receivables
                                         since 2008.             consulting services) from                     Financing
                                                                 1973 to present; and MBNA                     Corporation II;
                                                                 America Professor of                          BNP US
                                                                 Business Emeritus at the                      Funding L.L.C.;
                                                                 University of Delaware from                   Merrill Lynch
                                                                 2001 to present; and                          Mortgage
                                                                 Commissioner, The State of                    Investors, Inc.;
                                                                 Delaware Public Service                       and SDG&E
                                                                 Commission from 1997 to                       Funding LLC
                                                                 2004.

                          WHV INTERNATIONAL EQUITY FUND

                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

                                                     TERM OF OFFICE
        NAME             POSITION(S) HELD            AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
  AND DATE OF BIRTH         WITH TRUST                TIME SERVED                            FOR PAST FIVE YEARS
--------------------   -------------------   -----------------------------   --------------------------------------------------
                                                       EXECUTIVE OFFICERS

JOEL L. WEISS          President and Chief   Shall serve until death,        Vice President and Managing Director of PNC Global
Date of Birth: 1/63    Executive Officer     resignation or removal.         Investment Servicing (U.S.) Inc. since 1993.
                                             Officer since 2007.

JAMES G. SHAW          Treasurer and Chief   Shall serve until death, res-   Vice President of PNC Global Investment Servicing
Date of Birth: 10/60   Financial Officer     ignation or removal. Officer    (U.S.) Inc. and predecessor firms since 1995.
                                             since 2007.

DAVID C. LEBISKY       Secretary             Shall serve until death,        Vice President in Regulatory Administration of PNC
Date of Birth: 5/72                          resignation or removal.         Global Investment Servicing (U.S.) Inc. since
                                             Officer since 2007.             January 2002.

SALVATORE FAIA         Chief Compliance      Shall serve until death,        President and Founder of Vigilant Compliance
Date of Birth: 12/62   Officer               resignation or removal.         Services since August 15, 2004; Senior Legal
                                             Officer since 2007.             Counsel, PNC Global Investment Servicing (U.S.)
                                                                             Inc., from 2002 to 2004.

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Wentworth, Hauser and Violich, Inc.
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

SUB-ADVISER
Hirayama Investments, LLC
301 Battery Street
Suite 400
San Francisco, CA 94111-3203

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

                          WENTWORTH, HAUSER AND VIOLICH
                               INVESTMENT COUNSEL

                                       WHV
                                  INTERNATIONAL
                                   EQUITY FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class I Shares

                                  ANNUAL REPORT

                                 April 30, 2009

This report is submitted for the general information of the shareholders of the WHV International Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV International Equity Fund. Shares of the WHV International Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

ITEM 2. CODE OF ETHICS.

     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur and Donald J. Puglisi, each of whom is considered "independent" within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each member of the Audit Committee is an "audit committee financial expert" as such term is defined by Item 3 of Form N-CSR.

The Registrant's Board of Trustees has determined that Mr. Christian acquired the attributes necessary to be considered an audit committee financial expert through his experience as chief investment officer of several large financial institutions and his service as a member of the audit committee of other registered investment companies.

The Registrant's Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant's Board of Trustees has determined that Mr. Puglisi acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of business and a managing director of a financial services consulting firm.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,575 for 2008 and $65,000 for 2009.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2008 and $0 for 2009.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

   (e)(1) The Registrant's Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant's financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant's independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series ("adviser-affiliate") that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant's independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

   (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.

     (h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

     (a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for Lateef Fund, Corverus Strategic Equity Fund and WHV International Fund. Schedule of Investments in securities of unaffiliated issuers of Boston Advisers International Equity Fund, Boston Advisers U.S. Small Cap Equity Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, MBIA Municipal Inflation Protection Fund, MBIA Core Plus Fixed Income Fund, are not provided because such Funds ceased operation or have not yet commenced investment operation as of April 30, 2009.

     (b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FUNDVANTAGE TRUST

By (Signature and Title)*  /S/ JOEL L. WEISS
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date June 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JOEL L. WEISS
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date June 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES G. SHAW
                         -------------------------------------------------------
                           James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date June 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.